Property and Equipment (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Motor vehicles [Member]
Property and Equipment (Textual)
Finance lease obligation	$ 1,800	$ 4,800
Telephony system [Member]
Property and Equipment (Textual)
Finance lease obligation	$ 46,300	$ 94,200